SCHEDULE OF REVENUE UNDER TIMING (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Revenue	$ 249,116	$ 205,229	$ 488,405	$ 407,921
Revenue transferred over time [member]
IfrsStatementLineItems [Line Items]
Revenue			393,694	328,193
Revenue transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue			$ 94,711	$ 79,728